Morgan Stanley Limited Duration Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002

Dear Shareholder:
This annual report to shareholders of Morgan Stanley Limited Duration Fund covers the 12-month period ended April 30, 2002. After continued economic slowing for the first half of the period, pessimism about the economy deepened in the wake of the September 11 attacks, accompanied by falling U.S. Treasury yields.

In retrospect, the extent of the decline in yields was not warranted. Prior to September 11, U.S. monetary and fiscal policy had been focused on stimulating economic growth, a focus that intensified after the attacks. The Federal Reserve Board cut the benchmark federal funds rate by a total of 475 basis points
(4.75 percent) in 2001, its most aggressive monetary-policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates as well as a number of economically stimulative spending initiatives shortly after the September attacks.

It is therefore not overly surprising that yields began to rise in early November and that the economy began to show signs of recovery shortly thereafter. Although yields generally rose through the last five months of the review period, the pace of the rise was erratic, because the market repeatedly second guessed both the strength of the economic recovery and the potential for disruptive consequences from accounting scandals and escalating violence in the Middle East. On balance, two-year Treasury yields fell by 186 basis points, from
4.28 percent during the first six months of the period, and then rose by about 80 basis points, from 2.42 percent to 3.22 percent, as the economy began to recover. Similarly, five-year note yields fell by 141 basis points, from
4.89 percent during the first half of the period, and then rose by 93 basis points, from 3.48 percent to 4.41 percent, during the second half.

At the beginning of the period, yields on corporate securities and mortgage-backed securities remained high relative to Treasury yields. As the period progressed and prepayment risk subsided, mortgage-backed securities fared relatively well. The performance for corporate securities was less uniform. Securities issued by firms perceived to have engaged in aggressive accounting practices performed poorly, while those issued by firms not tainted by accounting questions performed relatively well.

Performance and Portfolio Strategy
In December 2001, the name of the Fund changed from Morgan Stanley Short-Term Bond Fund to Morgan Stanley Limited Duration Fund. The change enabled the Fund to switch from a strategy based on average maturity to one based on average duration. The change permits the Fund to invest relatively more in securities that may have longer maturities but that, in our opinion, have shorter durations and less interest-rate sensitivity. The change should allow us to broaden and diversify the investment risks associated with the Fund and to invest a greater portion of the Fund in investment-grade securities that have relatively generous yields to maturity.

For the 12-month period ended April 30, 2002, the Fund returned 6.50 percent versus 6.99 percent for the Lehman Brothers U.S. Credit Index (1-5 Year). During the first half of the period, the Fund's performance relative to its benchmark was hampered by its relatively shorter duration, because the Fund's three-year-

Morgan Stanley Limited Duration Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002 CONTINUED

average-maturity limit made it impractical to maintain a duration as long as the benchmark's 2.81 years. During the second half of the period the Fund moved to a shorter duration, which insulated it partially from the effects of rising interest rates.

Throughout the period, we maintained significant allocations to corporate and mortgage-backed securities, which generally benefited from solid performance relative to Treasury securities. With the change in the Fund's investment parameters we were able to increase the allocation to short-duration mortgage securities, which generally have relatively generous yields versus other AAA-rated securities.

Looking Ahead
We believe that the United States is in a period of moderate economic growth with inflation remaining at acceptable levels. Such a scenario would be consistent with our view that Treasury yields are near levels consistent with normal economic growth. It could, however, be relatively advantageous for corporate and mortgage-backed securities, which constitute a significant portion of the Fund. Adjustments to the Fund's maturity and portfolio composition will be made as conditions warrant and opportunities become available.

We appreciate your ongoing support of Morgan Stanley Limited Duration Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Limited Duration Fund
FUND PERFORMANCE / / APRIL 30, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 FUND     LEHMAN(3)
January 1994     $10,000    $10,000
January 1994     $10,034    $10,000
April 1994        $9,799     $9,727
July 1994         $9,913     $9,898
October 1994      $9,977     $9,899
January 1995      $9,947    $10,027
April 1995       $10,265    $10,413
July 1995        $10,571    $10,779
October 1995     $10,805    $11,050
January 1996     $11,081    $11,406
April 1996       $11,018    $11,269
July 1996        $11,151    $11,428
October 1996     $11,400    $11,776
January 1997     $11,553    $11,926
April 1997       $11,666    $12,027
July 1997        $11,959    $12,442
October 1997     $12,140    $12,622
January 1998     $12,337    $12,881
April 1998       $12,484    $13,010
July 1998        $12,696    $13,219
October 1998     $12,998    $13,581
January 1999     $13,128    $13,791
April 1999       $13,234    $13,864
July 1999        $13,254    $13,797
October 1999     $13,349    $13,999
January 2000     $13,431    $14,000
April 2000       $13,546    $14,155
July 2000        $13,899    $14,529
October 2000     $14,138    $14,851
January 2001     $14,604    $15,495
April 2001       $14,740    $15,808
July 2001        $15,080    $16,294
October 2001     $15,565    $16,841
January 2002     $15,583    $16,775
April 2002    $15,698(2)    $16,913

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
   PERIOD ENDED 4/30/2002
   -------------------------
   1 Year                                6.50%(1)
   5 Years                               6.12%(1)
   From Inception (1/10/94)              5.58%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THERE IS NO SALES CHARGE.
(2)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON APRIL 30, 2002.
(3) THE LEHMAN BROTHERS U.S. CREDIT INDEX (1-5 YEAR) (FORMERLY LEHMAN BROTHER MUTUAL FUND SHORT (1-5) INVESTMENT GRADE DEBT INDEX) INCLUDES U.S. CORPORATE AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES WITH MATURITIES OF ONE TO FIVE YEARS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002

PRINCIPAL
AMOUNT IN                                                            COUPON            MATURITY
THOUSANDS                                                             RATE               DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             Corporate Bonds (26.9%)
             AEROSPACE & DEFENSE (0.6%)
 $   475     Lockheed Martin Corp..............................       7.25%            05/15/06        $    505,789
     390     Raytheon Co.......................................       8.20             03/01/06             424,271
      55     Raytheon Co.......................................       6.75             08/15/07              57,024
                                                                                                       ------------
                                                                                                            987,084
                                                                                                       ------------
             AIRLINES (0.1%)
     130     Southwest Airlines Co.............................       5.496            11/01/06             129,894
                                                                                                       ------------

             AUTO PARTS: O.E.M. (0.5%)
     405     Delphi Automotive Systems Corp....................       6.125            05/01/04             414,539
     385     Johnson Controls, Inc.............................       5.00             11/15/06             377,791
                                                                                                       ------------
                                                                                                            792,330
                                                                                                       ------------
             BROADCASTING (1.2%)
   2,000     Clear Channel Communications Corp.**..............       7.25             09/15/03           2,050,068
                                                                                                       ------------

             CABLE/SATELLITE TV (1.5%)
     530     Comcast Cable.....................................       6.375            01/30/06             531,759
   1,000     Cox Enterprises Inc. - 144A* **...................       6.625            06/14/02           1,002,798
     800     Rogers Cablesystems, Ltd..........................       9.625            08/01/02             802,000
     215     TCI Communications, Inc...........................       8.00             08/01/05             226,678
                                                                                                       ------------
                                                                                                          2,563,235
                                                                                                       ------------
             DEPARTMENT STORES (0.4%)
     495     Federated Dept Stores.............................       8.50             06/15/03             519,221
     130     May Dept Stores Co................................       6.875            11/01/05             137,974
                                                                                                       ------------
                                                                                                            657,195
                                                                                                       ------------
             DISCOUNT STORES (0.2%)
     310     Target Corp.......................................       7.50             02/15/05             334,166
                                                                                                       ------------

             DRUGSTORE CHAINS (0.3%)
     455     CVS Corp..........................................       5.625            03/15/06             456,574
                                                                                                       ------------

             ELECTRIC UTILITIES (0.3%)
     525     Progress Energy Inc...............................       6.75             03/01/06             544,046
                                                                                                       ------------

             ENVIRONMENTAL SERVICES (0.4%)
     660     WMX Technologies Inc..............................       7.00             10/15/06             676,641
                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON            MATURITY
THOUSANDS                                                             RATE               DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             FINANCE/RENTAL/LEASING (2.5%)
 $   740     American General Finance Corp.....................      5.875%            07/14/06        $    751,335
   1,090     Ford Motor Credit Co..............................       6.875            02/01/06           1,104,187
     200     Ford Motor Credit Co..............................       6.50             01/25/07             198,701
     875     Household Finance Corp............................       6.50             01/24/06             897,343
     290     Household Finance Corp............................       5.75             01/30/07             285,856
      75     MBNA America Bank N.A.............................       7.75             09/15/05              80,491
     445     MBNA America Bank N.A.............................       6.50             06/20/06             453,776
     145     Prime Property Funding II - 144A*.................       6.80             08/15/02             146,420
     220     Prime Property Funding II - 144A*.................       7.00             08/15/04             227,604
                                                                                                       ------------
                                                                                                          4,145,713
                                                                                                       ------------
             FINANCIAL CONGLOMERATES (1.6%)
   1,305     General Electric Capital Corp.**..................       5.375            03/15/07           1,314,725
     395     General Motors Acceptance Corp....................       7.50             07/15/05             419,642
     765     J.P. Morgan Chase & Co............................       5.35             03/01/07             759,505
     160     Tyco Capital Corp.................................       5.625            05/17/04             154,383
      85     Tyco Capital Corp.................................       6.50             02/07/06              80,547
                                                                                                       ------------
                                                                                                          2,728,802
                                                                                                       ------------
             FINANCIAL PUBLISHING/SERVICES (0.1%)
     200     Reed Elsevier Capital.............................       6.125            08/01/06             205,400
                                                                                                       ------------

             FOOD RETAIL (0.7%)
     735     Kroger Co.........................................       7.375            03/01/05             781,967
     350     Safeway Inc.......................................       6.15             03/01/06             359,729
                                                                                                       ------------
                                                                                                          1,141,696
                                                                                                       ------------
             FOOD: MEAT/FISH/DAIRY (0.2%)
     270     ConAgra Foods, Inc................................       6.00             09/15/06             275,235
                                                                                                       ------------

             FOREIGN GOVERNMENT OBLIGATIONS (0.8%)
   1,025     Quebec Province (Canada)**........................       5.50             04/11/06           1,047,893
     290     United Mexican States (Mexico)....................       8.625            03/12/08             316,825
                                                                                                       ------------
                                                                                                          1,364,718
                                                                                                       ------------
             FOREST PRODUCTS (0.5%)
     815     Weyerhauser Company - 144A*.......................       5.50             03/15/05             824,839
                                                                                                       ------------

             GAS DISTRIBUTORS (1.1%)
     530     CMS Panhandle Holding Co..........................       6.125            03/15/04             541,469
     520     Consolidated Natural Gas Co.......................       5.375            11/01/06             512,063

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON            MATURITY
THOUSANDS                                                             RATE               DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

 $   375     Nisource Finance Corp.............................      7.625%            11/15/05        $    376,635
     397     Ras Laffan Liquefied Natural Gas Co. Ltd. - 144A*
              (Qatar)..........................................       7.628            09/15/06             415,914
                                                                                                       ------------
                                                                                                          1,846,081
                                                                                                       ------------
             HOME BUILDING (0.2%)
     240     Centex Corp.......................................       9.75             06/15/05             268,545
                                                                                                       ------------

             HOME FURNISHINGS (0.1%)
     195     Mohawk Industries, Inc............................       6.50             04/15/07             198,914
                                                                                                       ------------

             HOME IMPROVEMENT CHAINS (0.4%)
     565     Lowe's Co., Inc...................................       7.50             12/15/05             614,067
                                                                                                       ------------

             HOSPITAL/NURSING MANAGEMENT (0.3%)
     525     Tenet Healthcare Corp.............................       5.375            11/15/06             517,200
                                                                                                       ------------

             HOTELS/RESORTS/CRUISELINES (0.6%)
     280     Hyatt Equities LLC - 144A*........................       9.25             05/15/05             294,991
     435     Marriott International Inc. (Ser D)...............       8.125            04/01/05             467,388
     295     Starwood Hotels Resorts...........................       7.375            05/01/07             296,844
                                                                                                       ------------
                                                                                                          1,059,223
                                                                                                       ------------
             INDUSTRIAL CONGLOMERATES (0.7%)
     600     Honeywell International, Inc......................       5.125            11/01/06             592,918
     565     Tyco International Group S.A. (Luxembourg)........       6.375            02/15/06             476,052
                                                                                                       ------------
                                                                                                          1,068,970
                                                                                                       ------------
             INSURANCE BROKERS (0.4%)
     600     Marsh & McLennan Companies, Inc...................       5.375            03/15/07             604,051
                                                                                                       ------------

             INTEGRATED OIL (0.4%)
     585     Conoco Inc........................................       5.90             04/15/04             604,940
                                                                                                       ------------

             INVESTMENT BANKS/BROKERS (1.3%)
     805     Credit Suisse F/B USA, Inc.**.....................       5.75             04/15/07             808,501
     595     Goldman Sachs Group, Inc..........................       7.625            08/17/05             643,678
     730     Lehman Brothers Holdings, Inc.**..................       6.25             05/15/06             752,114
                                                                                                       ------------
                                                                                                          2,204,293
                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON            MATURITY
THOUSANDS                                                             RATE               DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             INVESTMENT MANAGERS (0.6%)
 $ 1,045     TIAA Global Markets - 144A*.......................       5.00%            03/01/07        $  1,035,635
                                                                                                       ------------

             LIFE/HEALTH INSURANCE (1.8%)
     250     Equitable Life Assurance Corp. - 144A*............       6.95             12/01/05             264,763
     585     John Hancock Global Fund - 144A*..................       5.625            06/27/06             588,892
     625     Metropolitan Life Insurance Co. - 144A*...........       6.30             11/01/03             645,853
     330     Monumental Global Funding II - 144A*..............       6.05             01/19/06             340,970
     650     Nationwide Mutual Insurance - 144A*...............       6.50             02/15/04             673,085
     495     Prudential Insurance Co. - 144A*..................       6.375            07/23/06             510,021
                                                                                                       ------------
                                                                                                          3,023,584
                                                                                                       ------------
             MAJOR BANKS (1.2%)
   2,000     First Union Corp.**...............................       8.00             11/15/02           2,057,384
                                                                                                       ------------

             MAJOR TELECOMMUNICATIONS (1.4%)
     615     AT&T Corp. - 144A*................................       6.50             11/15/06             589,232
     455     Sprint Capital Corp...............................       6.00             01/15/07             416,210
     595     Telus Corp. (Canada)..............................       7.50             06/01/07             605,226
     675     WorldCom, Inc.....................................       7.875            05/15/03             506,250
     340     WorldCom, Inc.....................................       6.50             05/15/04             200,600
                                                                                                       ------------
                                                                                                          2,317,518
                                                                                                       ------------
             MANAGED HEALTH CARE (0.7%)
     475     Aetna, Inc........................................       7.375            03/01/06             482,786
     275     UnitedHealth Group Inc............................       7.50             11/15/05             298,786
     410     Wellpoint Health Network Inc......................       6.375            06/15/06             423,100
                                                                                                       ------------
                                                                                                          1,204,672
                                                                                                       ------------
             MEDIA CONGLOMERATES (0.4%)
     635     AOL Time Warner, Inc..............................       6.125            04/15/06             621,658
                                                                                                       ------------

             MOTOR VEHICLES (0.3%)
     470     DaimierChrysler NA Holding........................       6.40             05/15/06             480,105
                                                                                                       ------------

             MULTI-LINE INSURANCE (1.0%)
     465     AIG SunAmerica Global Finance VI - 144A*..........       5.20             05/10/04             476,787
     500     Farmers Insurance Exchange - 144A*................       8.50             08/01/04             524,110
     600     Hartford Financial Services Group, Inc.**.........       7.75             06/15/05             651,928
                                                                                                       ------------
                                                                                                          1,652,825
                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON            MATURITY
THOUSANDS                                                             RATE               DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             OIL & GAS PIPELINES (0.2%)
 $   415     Williams Companies, Inc...........................       6.50%            08/01/06        $    402,776
                                                                                                       ------------

             OIL & GAS PRODUCTION (0.2%)
     300     Pemex Master Trust - 144A*........................       7.875            02/01/09             308,625
                                                                                                       ------------

             RAILROADS (0.5%)
     300     Norfolk Southern Corp.**..........................       7.875            02/15/04             318,613
     470     Union Pacific Corp................................       5.84             05/25/04             483,400
                                                                                                       ------------
                                                                                                            802,013
                                                                                                       ------------
             REAL ESTATE INVESTMENT TRUSTS (0.6%)
     415     EOP Operating LP..................................       8.375            03/15/06             450,866
     555     Simon Property Group LP...........................       6.375            11/15/07             555,862
                                                                                                       ------------
                                                                                                          1,006,728
                                                                                                       ------------
             SPECIALTY TELECOMMUNICATIONS (0.2%)
     490     Qwest Capital Funding Inc.........................       7.75             08/15/06             379,792
                                                                                                       ------------

             WIRELESS TELECOMMUNICATIONS (0.4%)
     595     AT&T Wireless Services, Inc.......................       7.35             03/01/06             594,735
                                                                                                       ------------
             Total Corporate Bonds
              (COST $44,983,467).....................................................................    44,751,970
                                                                                                       ------------
             U.S. Government & Agency Obligations (53.4%)
             Mortgage Pass-Through Securities (29.0%)
   2,153     Federal Home Loan Mortgage Corp. PC Gold..........       6.00         08/01/02-09/01/03      2,196,961
     176     Federal Home Loan Mortgage Corp. PC Gold..........       6.50         07/01/02-09/01/02        179,874
  15,050     Federal Home Loan Mortgage Corp. PC Gold..........       7.50                ***            15,703,734
  15,500     Federal Home Loan Mortgage Corp...................       6.00                ***            15,713,125
   7,000     Federal Home Loan Mortgage Corp...................       7.00                ***             7,216,563
     237     Federal National Mortgage Assoc...................       6.00         08/01/02-12/01/02        240,688
   7,000     Federal National Mortgage Assoc...................       6.50                ***             7,052,500
                                                                                                       ------------
                                                                                                         48,303,445
                                                                                                       ------------
             U.S. Government Obligations (24.4%)
  37,225     U.S. Treasury Notes**.............................   6.75 - 7.875     11/15/04-05/15/05     40,687,991
                                                                                                       ------------
             Total U.S. Government & Agency Obligations
              (COST $88,756,005).....................................................................    88,991,436
                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON            MATURITY
THOUSANDS                                                             RATE               DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             Asset Backed Securities (12.5%)
             FINANCE/RENTAL/LEASING
 $ 1,000     American Express Credit Account Master Trust
              2001-2 A.........................................       6.40%            04/15/05        $  1,016,085
     135     CIT Marine Trust 1999-A AL........................       5.80             04/15/10             138,555
   1,200     Capital Auto Receivables Asset Trust 2002-2A......       4.50             10/15/07           1,206,000
     875     Chase Credit Card Master Trust 2001-4 A...........       5.50             11/17/08             900,117
   1,100     Chase Manhattan Auto Owner Trust..................       4.24             09/15/08           1,093,984
     500     Connecticut RRB Special Purpose Trust CL&P-1......       5.36             03/30/07             516,241
     257     Daimler-Benz Vehicle Trust 1998-A A4..............       5.22             12/22/03             257,394
   2,200     Daimler Chrysler Auto Trust 2000-C A3.............    4.49 - 6.82     09/06/04-10/06/08      2,234,616
     283     First Security Auto Owner Trust 1999-1 A4.........       5.74             06/15/04             286,192
   1,307     Ford Credit Auto Owner Trust 2002-B...............    4.14 - 6.74     06/15/04-12/15/05      1,331,131
   1,200     Harley Davidson Motorcycle Trust 2002-1...........       4.50             01/15/10           1,197,671
   1,991     Honda Auto Receivables Owner Trust 2001-3 A2......    2.76 - 6.62     02/18/04-10/17/05      2,005,493
   1,325     Household Automotive Trust 2001-3 A3..............       3.68             04/17/06           1,327,572
   1,200     MBNA Master Card Trust 1997-J A...................       1.98             02/15/07           1,202,307
     492     MMCA Automobile Trust 2000-1 A3...................       7.00             06/15/04             501,369
   1,100     National City Auto Trust 2002-A...................       4.04             07/15/06           1,109,393
   2,098     Nissan Auto Receivables Owner Trust 2002-A A3.....    3.58 - 7.01     09/15/03-02/15/07      2,133,228
     900     Nissan Auto Receivables Owner Trust 2002 B........       4.60             09/17/07             909,931
     650     Nordstrom Private Label Credit Card Master
              Trust - 144A* 2000-C A3..........................       4.82             04/15/10             645,437
     259     Peco Energy Transition Trust 1999-A A2............       5.63             03/01/05             263,588
     391     Premier Auto Trust 1999-2 A4......................       5.59             02/09/04             396,279
      82     Residential Funding Mortgage Securities Trust
              2000-HI4 AI2.....................................       7.39             04/25/11              81,860
     134     Toyota Auto Receivables Owner Trust 1999-A A3.....       6.15             08/16/04             134,303
                                                                                                       ------------
             Total Asset Backed Securities
              (COST $20,834,777).....................................................................    20,888,746
                                                                                                       ------------
             Collateralized Mortgage Obligations (1.0%)
             U.S. Government Agencies
     489     Federal Home Loan Mortgage Corp...................       6.50             03/15/29             499,507
   1,059     Federal Home Loan Mortgage Corp. CMO 214..........       6.60             03/15/29           1,089,587
                                                                                                       ------------
             Total Collateralized Mortgage Obligations
              (COST $1,587,547)......................................................................     1,589,094
                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON            MATURITY
THOUSANDS                                                             RATE               DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             Short-Term Investments (32.0%)
             U.S. Government & Agency Obligations (a) (24.3%)
 $15,000     Federal Home Loan Banks...........................   1.73 - 1.86%     05/03/02-06/26/02   $ 14,978,207
  20,000     Federal Home Mortgage Corp........................    1.67 - 3.58     05/31/02-07/03/02     19,949,381
   5,000     Federal National Mortgage Assoc...................       1.77             06/05/02           4,991,396
     550     U.S. Treasury Bill **.............................       1.88             10/17/02             545,146
                                                                                                       ------------
             Total U.S. Government & Agency Obligations
              (COST $40,464,129).....................................................................    40,464,130
                                                                                                       ------------
             Repurchase Agreement (7.7%)
  12,912     Joint repurchase agreement account (dated
             04/30/02; proceeds $12,912,683) (b)
             (COST $12,912,000)................................       1.905            05/01/02          12,912,000
                                                                                                       ------------
             Total Short-Term Investments
              (COST $53,376,129).....................................................................    53,376,130
                                                                                                       ------------

           Total Investments
            (COST $209,537,925) (c)..........................      125.8%       209,597,376
           Liabilities in Excess of Other Assets.............      (25.8)       (42,966,540)
                                                                   -----       ------------
           Net Assets........................................      100.0%      $166,630,836
                                                                   =====       ============

---------------------

  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ** SOME OR ALL OF THESE SECURITIES HAVE BEEN SEGREGATED IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND/OR FUTURES CONTRACTS.
 *** SECURITY PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,038,758 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $979,307, RESULTING IN NET UNREALIZED APPRECIATION OF $59,451.

LONG (SHORT) FUTURES CONTRACTS OPEN AT APRIL 30, 2002:
                                             DESCRIPTION,             UNDERLYING      UNREALIZED
      NUMBER OF                             DELIVERY MONTH,           FACE AMOUNT    APPRECIATION/
      CONTRACTS         LONG/SHORT             AND YEAR                AT VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------
         35                Long      U.S. Treasury Notes June 2002   $  3,711,641      $  2,386
         25                Long      U.S. Treasury Notes June 2002      5,227,735         9,822
         15                Long      U.S. Treasury Bonds June 2002      1,534,688        10,253
         289              Short      U.S. Treasury Notes June 2002    (30,507,563)      (87,844)
                                                                                       --------
      Net unrealized depreciation.................................................     $(65,383)
                                                                                       ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2002

Assets:
Investments in securities, at value (cost
 $209,537,925)....................................  $   209,597,376
Receivable for:
  Investments sold................................        7,096,651
  Interest........................................        1,924,399
  Shares of beneficial interest sold..............        1,254,240
Prepaid expenses and other assets.................           49,720
                                                    ---------------
    Total Assets..................................      219,922,386
                                                    ---------------
Liabilities:
Payable for:
  Investments purchased...........................       52,421,690
  Shares of beneficial interest repurchased.......          618,706
  Investment management fee.......................          104,081
  Dividends to shareholders.......................           72,585
  Variation margin................................           22,858
Accrued expenses and other payables...............           51,630
                                                    ---------------
    Total Liabilities.............................       53,291,550
                                                    ---------------
    Net Assets....................................  $   166,630,836
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $   169,378,542
Net unrealized depreciation.......................           (5,932)
Dividends in excess of net investment income......         (572,326)
Accumulated net realized loss.....................       (2,169,448)
                                                    ---------------
    Net Assets....................................  $   166,630,836
                                                    ===============
    Net Asset Value Per Share,
        17,379,848 shares outstanding (unlimited
       shares authorized of $.01 par value).......  $          9.59
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED APRIL 30, 2002

Net Investment Income:
Interest Income.............................................  $6,403,612
                                                              ---------
Expenses
Investment management fee...................................    945,845
Transfer agent fees and expenses............................     87,612
Professional fees...........................................     67,821
Registration fees...........................................     60,080
Shareholder reports and notices.............................     52,247
Custodian fees..............................................     16,560
Trustees' fees and expenses.................................     12,192
Other.......................................................      7,233
                                                              ---------
    Total Expenses..........................................  1,249,590
Less: amounts waived/reimbursed.............................   (168,625)
                                                              ---------
    Net Expenses............................................  1,080,965
                                                              ---------
    Net Investment Income...................................  5,322,647
                                                              ---------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Investments...............................................  3,861,264
  Futures contracts.........................................   (287,415)
                                                              ---------
    Net Gain................................................  3,573,849
                                                              ---------

Net change in unrealized appreciation/depreciation on:
  Investments...............................................   (852,647)
  Futures contracts.........................................    (65,383)
                                                              ---------
    Net Depreciation........................................   (918,030)
                                                              ---------
    Net Gain................................................  2,655,819
                                                              ---------
Net Increase................................................  $7,978,466
                                                              =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          APRIL 30, 2002  APRIL 30, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  5,322,647    $  6,460,933
Net realized gain (loss)................      3,573,849      (1,540,949)
Net change in unrealized
 appreciation/depreciation..............       (918,030)      4,375,709
                                           ------------    ------------
    Net Increase........................      7,978,466       9,295,693

Dividends to shareholders from net
 investment income......................     (6,198,203)     (6,469,426)

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     54,933,218     (11,603,065)
                                           ------------    ------------

    Net Increase (Decrease).............     56,713,481      (8,776,798)

Net Assets:
Beginning of period.....................    109,917,355     118,694,153
                                           ------------    ------------
End of Period
 (Including dividends in excess of net
 investment income of $572,326 and
 $6,408, respectively)..................   $166,630,836    $109,917,355
                                           ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002

1. Organization and Accounting Policies
Morgan Stanley Limited Duration Fund (the "Fund"), formerly Morgan Stanley Short-Term Bond Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of short-term fixed income securities. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 CONTINUED

identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.70% to the net assets of the Fund determined as of the close of each business day.

For the year ended April 30, 2002 and through December 31, 2002, the Investment Manager has agreed to waive its fee and reimburse expenses to the extent they exceed 0.80% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended April 30, 2002 were $448,906,987, and $379,491,731, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $374,357,774 and $312,442,882, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                        ENDED
                                      APRIL 30, 2002              APRIL 30, 2001
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
Sold..........................   35,638,246  $ 340,437,108   34,088,802   $ 318,978,719
Reinvestment of dividends.....      458,331      4,385,816      495,692       4,636,843
                                -----------  -------------  -----------   -------------
                                 36,096,577    344,822,924   34,584,494     323,615,562
Repurchased...................  (30,358,372)  (289,889,706) (35,850,061)   (335,218,627)
                                -----------  -------------  -----------   -------------
Net increase (decrease).......    5,738,205  $  54,933,218   (1,265,567)  $ (11,603,065)
                                ===========  =============  ===========   =============

5. Federal Income Tax Status
During the year ended April 30, 2002, the Fund utilized approximately $2,421,000 of its net capital loss carryover. At April 30, 2002, the Fund had a net capital loss carryover of approximately $1,890,000 of which $56,000 will be available through April 30, 2008 and $1,834,000 will be available through April 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $345,000 during fiscal 2002.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 CONTINUED

As of April 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and dividends in excess of net investment income was credited $586,346.

6. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2002, the Fund had outstanding interest rate futures contracts.

7. Change in Accounting Policy
Effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $276,708 decrease in the cost of securities and a corresponding decrease to undistributed net investment income based on securities held as of April 30, 2001.

The effect of this change for the year ended April 30, 2002 was to decrease net investment income by $881,963, increase unrealized appreciation by $324,738, and increase net realized gain by $557,225. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

8. Fund Merger
On April 25, 2002, the Trustees of Morgan Stanley North American Government Income Trust ("North American") approved a plan of reorganization whereby North American would be merged into the Fund. The plan of reorganization is subject to the consent of North American's shareholders at a special meeting to be held on September 24, 2002. If approved, the assets of North American would be combined with the assets of the Fund and shareholders of North American would become shareholders of the Fund, receiving shares of the Fund equal to the value of their holdings in North American.

Morgan Stanley Limited Duration Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE YEAR ENDED APRIL 30,
                                 ------------------------------------------------------
                                    2002        2001       2000       1999       1998
                                 ----------   --------   --------   --------   --------
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $ 9.44      $ 9.20     $ 9.49     $ 9.49     $ 9.50
                                    ------      ------     ------     ------     ------
Income (loss) from investment
 operations:
  Net investment income.......        0.41(2)     0.55       0.51       0.56       0.65
  Net realized and unrealized
   gain (loss)................        0.19(2)     0.24      (0.29)     -          -
                                    ------      ------     ------     ------     ------
Total income from investment
 operations...................        0.60        0.79       0.22       0.56       0.65
                                    ------      ------     ------     ------     ------

Less dividends from net
 investment income............       (0.45)      (0.55)     (0.51)     (0.56)     (0.66)
                                    ------      ------     ------     ------     ------

Net asset value, end of
 period.......................      $ 9.59      $ 9.44     $ 9.20     $ 9.49     $ 9.49
                                    ======      ======     ======     ======     ======

Total Return+.................        6.50%       8.82%      2.36%      6.00%      7.02%

Ratios to Average Net
 Assets(1):
Expenses......................        0.80%       0.80%      0.80%      0.31%     -
Net investment income.........        3.94%(2)     5.87%     5.43%      5.68%      6.52%
Supplemental Data:
Net assets, end of period, in
 thousands....................    $166,631    $109,917   $118,694   $186,442   $107,699
Portfolio turnover rate.......         327%        133%        71%        58%        55%

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                         EXPENSE              NET INVESTMENT
PERIOD ENDED              RATIO                INCOME RATIO
------------            ---------            ----------------
APRIL 30,
2002                      0.92%                    3.82%
APRIL 30,
2001                      0.92                     5.75
APRIL 30,
2000                      0.90                     5.33
APRIL 30,
1999                      0.88                     5.11
APRIL 30,
1998                      1.10                     5.42

 (2) EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.06, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.06 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.65%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Limited Duration Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration Fund (the "Fund"), formerly Morgan Stanley Short-Term Bond Fund, including the portfolio of investments, as of April 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration Fund as of April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JUNE 10, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended April 30, 2002, 24.63% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES                                          [MORGAN STANLEY LOGO]

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent                                     [PHOTO]
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS                                       Morgan Stanley

                                                           Limited Duration Fund
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020




This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of
Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution             ANNUAL REPORT
to prospective investors in the Fund unless
preceded or accompanied by an effective                    APRIL 30, 2002
Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley
Distributors Inc., member NASD.        37880RPT